Basis of Presentation and Summary of Significant Accounting Policies (Tables) - Sarcos Corp and Subsidiaries	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Summaryof Significant Accounting Policies Details [Line Items]
Summary of the Total Amount of Revenue for Each Such Customer

The revenue recognized for Research and Development Services and Robotic Product Sales were as follows:

	For the three months ended June 30		For the six months ended June 30
	2021	2020	2021	2020
Research and Development Services	$1,030	$1,402	$2,630	$3,434
Robotic Product	113	306	312	448
Total Revenue	$1,143	$1,708	$2,942	$3,882
The total amount of revenue for each such customer was as follows:

	2020	2019
Customer A	$2,222	$4,419
Customer B	2,156	—
Customer C	1,066	2,296
Customer D	—	2,018

Revenue, disaggregated by type, is as follows:

	As of December 31,
	2020	2019
Research and Development Services	$6,811	$9,315
Robotic Product	2,002	835
Total Revenue	$8,813	$10,150

Summary of Estimated Useful Lives by Asset Classification

Property and equipment, net consist of the following:

	June 30, 2021	December 31, 2020
Robotics and manufacturing equipment	$796	$659
Leasehold improvements	154	154
Computer equipment	568	568
Capital leased computer equipment	386	386
Software	378	359
Other fixed assets	147	147
Construction in progress	3,181	141
Property and equipment, gross	5,610	2,414
Accumulated depreciation and amortization	(1,209)	(989)
Property and equipment, net	$4,401	$1,425
The estimated useful lives by asset classification are generally as follows:

Useful life
Robotics and manufacturing equipment	1 – 10 years
Computer equipment	3 years
Software	3 years
Furnitures and fixtures	3 years
Leasehold improvements	Lesser of the useful life or the remaining term of the lease

Property and equipment, net consist of the following:

	As of December 31,
	2020	2019
Robotics and manufacturing equipment	$659	$606
Leasehold improvements	154	154
Computer equipment	568	418
Capital leased computer equipment	386	—
Software	359	286
Furniture and fixtures	7	7
Construction in progress	141	—
Other fixed assets	140	—
	2,414	1,471
Accumulated depreciation and amortization	(989)	(560)
Property and equipment, net	$1,425	911

Depreciation and amortization expense were $458 and $297, for the years ended December 31, 2020 and 2019, respectively.

Summary of Opening and Closing Balances of Our Accounts Receivable, Unbilled Receivables, Contract Assets and Deferred Revenues

The opening and closing balances of our accounts receivable, unbilled receivables, contract assets and deferred revenues are as follows:

	Accounts receivable	Unbilled receivable	Contract assets (current)	Contract assets (long-term)	Deferred revenue (current)
Opening Balance as of December 31, 2019	$916	$868	$195	$110	$200
Increase/(decrease), net	135	(649)	(102)	(17)	(143)
Ending Balance as of December 31, 2020	1,051	219	93	93	57
Increase/(decrease), net	(665)	104	128	(57)	(52)
Ending Balance as of June 30, 2021	$386	$323	$221	$36	$5

The opening and closing balances of our accounts receivable, unbilled receivables, contract assets and deferred revenues are as follows:

	Accounts receivable	Unbilled receivable	Contract assets (current)	Contract assets (long- term)	Deferred revenue (current)
Opening Balance as of December 31, 2018	$413	$220	$82	$—	$—
Increase	503	648	113	110	200
Opening Balance as of December 31, 2019	916	868	195	110	200
Increase/(decrease), net	135	(649)	(102)	(17)	(143)
Ending Balance as of December 31, 2020	$1,051	$219	$93	$93	$57